Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (351)	$ 1,462	$ (71)	$ 16,569
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			25,409	$ 45,166	$ 45,166
Amount used during the period			(652)		(1,070)
Remeasurement			71		(18,687)
Closing balance	$ 24,828		$ 24,828		$ 25,409